TREASURY STOCK (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Jun. 02, 2017 USD ($)	Dec. 31, 2016 shares
TREASURY STOCK
Stock repurchase program, authorized amount | $			$ 30,000
Treasury Stock, Shares | shares	11,331,080	11,331,080		0
Treasury stock value	$ 5,683	¥ 36,973